Debt - Additional information (Details) $ in Millions						12 Months Ended
	Jun. 25, 2021 item	Dec. 17, 2020 USD ($) subsidiary	Dec. 11, 2019 USD ($) subsidiary	Oct. 24, 2017 USD ($)	Sep. 12, 2014 USD ($) subsidiary	Dec. 31, 2021 item	Dec. 31, 2021 facility	Dec. 31, 2021 USD ($)	Dec. 31, 2021
Number of loan facilities						7	5
Number of vessels with loans | item						11
Minimum [Member]
Required Minimum Solvency Covenant						30.00%
Required minimum cash and cash equivalents								$ 18.8
Cash and Cash Equivalent Percentage									5.00%
Fair market Value Percentage						130.00%
Minimum Net Worth Required								$ 150.0
NIBC Bank Facility [Member]
Number of subsidiaries | subsidiary					1
Line of Credit Facility, Maximum Borrowing Capacity					$ 13.5
NIBC Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate					2.90%
Debt Instrument, Description of Variable Rate Basis					LIBOR plus 2.90%
Nordea SEB Joint Bank Facility [Member]
Number of vessels with loans | item	2
Number of subsidiaries | subsidiary			8
Line of Credit Facility, Maximum Borrowing Capacity			$ 100.0
Debt Instrument Maturity Period			December 2024
Nordea SEB Joint Bank Facility [Member] | Minimum [Member]
Cash and Cash Equivalent Percentage									60.00%
Nordea SEB Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate			2.40%
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 2.4%
Nordea SEB Revolving Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 40.0
Number of days to provide notice for draw down or repayment of debt			5 days
ABN CACIB Joint Bank Facility [Member]
Number of subsidiaries | subsidiary			4
Line of Credit Facility, Maximum Borrowing Capacity			$ 61.5
Debt Instrument Maturity Period			December 2024
ABN CACIB Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate			2.40%
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 2.4%
ABN AMRO Revolving Facility
Short-term Debt				$ 15.0
ABN AMRO Revolving Facility | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate				3.80%
Debt Instrument, Description of Variable Rate Basis				LIBOR plus 3.8%
IYO Bank Facility
Number of subsidiaries | subsidiary		1
Line of Credit Facility, Maximum Borrowing Capacity		$ 10.0
Debt Instrument Maturity Period		December 2025
IYO Bank Facility | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate		2.25%
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 2.25%